[ING Funds logo]

July 21, 2006

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: ING EQUITY TRUST
    (FILE NOS. 333-56881; 811-8817)

    ING INVESTMENT FUNDS, INC.
    (FILE NOS. 002-34552; 811-01939)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, are Post-Effective Amendment Nos. 71 and 64 (each, an "Amendment" and collectively, the "Amendments") to the Registration Statements of ING Equity Trust and ING Investment Funds, Inc., respectively. These Amendments are being filed pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"), as amended and shall become effective on September 29, 2006.

These Amendments are being filed primarily for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act. Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Palmer at 480.477.2674.

                                        Regards,


                                        /s/ Paul A. Caldarelli
                                        ----------------------------------------
                                        Paul A. Caldarelli, Esq.
                                        Counsel
                                        ING U.S. Legal Services

Attachment

cc: Huey P. Falgout, Jr., Esq.
    ING U.S. Legal Services

    Jeffrey S. Puretz, Esq.
    Dechert LLP

    Reza Pishva
    Dechert LLP